Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands																6 Months Ended	12 Months Ended
		Dec. 05, 2025	Nov. 28, 2025	Jul. 31, 2025	Jul. 01, 2025	May 27, 2025	Apr. 01, 2025	Mar. 31, 2025	Mar. 25, 2025	Jan. 30, 2025	Jan. 13, 2025	Oct. 30, 2024	Aug. 13, 2024	May 12, 2024	Jun. 06, 2023	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Jul. 20, 2025	Jun. 30, 2025	May 07, 2024
Shareholders’ Equity [Line Items]
Ordinary shares issued															359,498
Gross proceeds (in Dollars)															$ 407			$ 266		$ 256
Number of units ordinary shares												1
Warrants exercised term																	Oct. 30, 2029
Proceeds from issuance of private placement (in Dollars)								$ 17,000									$ 15,094
Authorized ordinary shares																	2,000,000,000
Ordinary shares, par value (in Dollars per share)
Ordinary shares ratio			one-for-6			one-for-250											1:250
Period for increment in reverse stock split																	18 months
Number of warrants or rights agreed to be exchanged								2,617
Number of warrants to be issued upon exchange								2,617
Finance expense (in Dollars)																	$ 3,139
Share based expense (in Dollars)																	$ 1,310	$ 51		$ 100
Number of ordinary shares received			1			1
Ordinary held share			6			250
Share options outstanding																	164
Restricted stock units granted fair value (in Dollars)																	$ 585
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants issued as part of IPO													1,370
Warrant purchase																	1
Number of warrants exercised									110	133
Warrant exercisable price per share (in Dollars per share)																	$ 0.015
Warrant [Member]
Shareholders’ Equity [Line Items]
Proceeds issuance costs (in Dollars)																	$ 1,903
Warrants issuance costs (in Dollars)																	1,652
Additional paid in capital (in Dollars)																	$ 251
Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant exercise price (in Dollars per share)																	$ 1,800
Warrants																	23,611
Warrants exercisable term																	30 months
Warrants liability (in Dollars)																	$ 14,752
Warrants issued recognized value (in Dollars)																	$ 2,248
Exchange Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant purchase																	2,617
Consultants [Member]
Shareholders’ Equity [Line Items]
Share based expense (in Dollars)					$ 912
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued									110	133		70			240			41	[1]	302	[1]
Number of units ordinary shares												1
Warrant purchase												3
Warrant exercise price (in Dollars per share)												$ 6,570					$ 6,570
Issued service shares	[1]																554,234
Restricted shares	[1]																14,034
Additional ordinary shares issued																	467
Ordinary Shares [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																	1,497
Ordinary Shares [Member] | Consultants [Member]
Shareholders’ Equity [Line Items]
Issued service shares					43,333
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars)		$ 4,970
Issuance cost (in Dollars)		$ 4,720
Securities Purchase Agreement [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued														41
Gross proceeds (in Dollars)														$ 70
Purchase price per unit (in Dollars per share)		$ 9
Sale shares		552,269
SciSparc [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued													213
SciSparc [Member] | Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued													243
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Grant options											263
Grant fair value (in Dollars)																	$ 833
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Number of share issued											102
Vesting period											24 months
Restricted Stock Units (RSUs) [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Grant options				111,083
Number of share issued											100
Restricted Stock Units (RSUs) [Member] | Chief Technology Officer [Member]
Shareholders’ Equity [Line Items]
Number of share issued											40
Vesting period											24 months
Restricted Stock Units (RSUs) [Member] | Chief Financial Officer [Member]
Shareholders’ Equity [Line Items]
Number of share issued											3
Vesting period											36 months
Restricted Stock Units (RSUs) [Member] | Company’s Scientific Advisory Board [Member]
Shareholders’ Equity [Line Items]
Vesting period											36 months
Restricted Stock Units (RSUs) [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Restricted shares																	14,034
Pre-Funded Warrants [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Prefunded Warrants																	22,114
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued												639
Warrant purchase																								307
Warrant exercise price (in Dollars per share)																								$ 6,525
IPO [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)
Over-Allotment Option [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants																	288
Private Placement [Member]
Shareholders’ Equity [Line Items]
Proceeds from issuance of private placement (in Dollars)							$ 17,000
Proceeds issuance costs (in Dollars)							$ 15,097
Additional paid in capital (in Dollars)																	$ 9
Finance expense (in Dollars)																	1,626
Private Placement [Member] | Exchange Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants liability (in Dollars)																	$ 1,635
Private Placement [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase price per unit (in Dollars per share)								$ 719.985
2021 Plan [Member]
Shareholders’ Equity [Line Items]
Reserved for issuance											533											200,000
Share options outstanding																							164
Placement Agent [Member] | Private Placement [Member]
Shareholders’ Equity [Line Items]
Percentage of aggregate gross proceeds																	10.00%
Investor [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars)																$ 29
Investor [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised																	993,923
Investor [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised																	993,923
Ordinary Units [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Components of unit, number of warrants																	1
Ordinary Units [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Components of unit, number of shares																	1
Right of warrant, number of shares to be purchased																	1
Ordinary Units [Member] | Private Placement [Member]
Shareholders’ Equity [Line Items]
Ordinary units								23,611
Purchase price per unit (in Dollars per share)								$ 720
Pre-Funded Unit [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Components of unit, number of warrants																	1
Pre-Funded Unit [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Components of unit, number of warrants																	1
Pre-Funded Unit [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Right of warrant, number of shares to be purchased																	1
Minimum [Member] | Restricted Stock Units (RSUs) [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Number of share issued											12
Vesting period											24 months
Minimum [Member] | Restricted Stock Units (RSUs) [Member] | Company’s Scientific Advisory Board [Member]
Shareholders’ Equity [Line Items]
Number of share issued											2
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Number of share issued											10
Vesting period											36 months
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | Company’s Scientific Advisory Board [Member]
Shareholders’ Equity [Line Items]
Number of share issued											8
Restated Articles of Association [Member]
Shareholders’ Equity [Line Items]
Authorized ordinary shares																	20,000,000
Before Shareholder Approval [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)

[1]	After giving effect to the share splits and the reverse share splits, see also note 8.